Other Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line Items
Revenue	$ 616,494	$ 689,355	$ 679,918
Time charter, voyage and logistics business expenses	(269,279)	(273,312)	(285,742)
Direct vessel expenses	(117,790)	(117,269)	(97,925)
General and administrative expenses	(51,331)	(52,852)	(58,604)
Depreciation and amortization	(108,206)	(107,395)	(101,793)
Interest income, expense and finance cost, net	(103,479)	(103,061)	(102,380)
(Loss)/gain on derivatives	(196)	(165)	4,064
Gain on sale of assets	323	38,822	55,432
(Loss)/gain on change in control		(35,325)	17,742
Loss on bond extinguishment		(21,199)
Other (expense)/income, net	161,110	(11,569)	(5,614)
(Loss)/income before equity in net earnings of affiliated companies	127,646	6,030	105,098
Equity in net earnings of affiliated companies	48,228	35,246	40,585
Income before taxes	175,874	41,276	145,683
Income tax (expense)/benefit	(312)	56	(414)
Net Income	175,562	41,332	145,269
Less: Net (income)/loss attributable to the noncontrolling interest	(77)	(506)	488
Preferred stock dividends of subsidiary		(27)
Preferred stock dividends attributable to the noncontrolling interest		12
Net income attributable to Navios Holdings common stockholders	175,485	40,811	145,757
Other comprehensive (loss)/income [Abstract]
Unrealized holding (loss)/gain on investments in-available-for-sale securities	(566)	(26,458)	17,468
Reclassification to investments in affiliates	(6,158)
Total other comprehensive (loss)/income	(6,724)	(26,458)	17,468
Total comprehensive income	168,838	14,859	162,737
Comprehensive (income)/loss attributable to noncontrolling interest	(77)	(506)	488
Total other comprehensive income attributable to Navios Holdings common stockholders	168,761	14,353	163,225
Navios Maritime Holdings Inc. Issuer
Line Items
General and administrative expenses	(12,391)	(15,473)	(15,661)
Depreciation and amortization	(2,818)	(2,810)	(2,811)
Interest income, expense and finance cost, net	(70,757)	(61,376)	(70,040)
(Loss)/gain on derivatives			5,888
(Loss)/gain on change in control		(35,325)	17,742
Loss on bond extinguishment		(21,199)
Other (expense)/income, net	(276)	181	3,891
(Loss)/income before equity in net earnings of affiliated companies	(86,242)	(136,002)	(60,991)
Income/(loss) from subsidiaries	228,833	155,325	185,446
Equity in net earnings of affiliated companies	32,894	21,488	21,302
Income before taxes	175,485	40,811	145,757
Net Income	175,485	40,811	145,757
Net income attributable to Navios Holdings common stockholders	175,485	40,811	145,757
Other comprehensive (loss)/income [Abstract]
Unrealized holding (loss)/gain on investments in-available-for-sale securities	(566)	(26,458)	17,468
Reclassification to investments in affiliates	(6,158)
Total other comprehensive (loss)/income	(6,724)	(26,458)	17,468
Total comprehensive income	168,761	14,353	163,225
Total other comprehensive income attributable to Navios Holdings common stockholders	168,761	14,353	163,225
Guarantor Subsidiaries
Line Items
Revenue	364,364	408,756	430,714
Time charter, voyage and logistics business expenses	(162,273)	(163,809)	(202,526)
Direct vessel expenses	(45,484)	(40,819)	(30,065)
General and administrative expenses	(24,003)	(22,320)	(20,801)
Depreciation and amortization	(77,281)	(70,221)	(61,763)
Interest income, expense and finance cost, net	(12,357)	(15,831)	(9,478)
(Loss)/gain on derivatives	(196)	(165)	(1,824)
Gain on sale of assets	323	38,787	55,379
Other (expense)/income, net	169,138	(2,203)	(1,352)
(Loss)/income before equity in net earnings of affiliated companies	212,231	132,175	158,284
Income/(loss) from subsidiaries	1,547	9,838	15,221
Equity in net earnings of affiliated companies	13,002	12,451	18,059
Income before taxes	226,780	154,464	191,564
Income tax (expense)/benefit	(277)	(292)	(350)
Net Income	226,503	154,172	191,214
Net income attributable to Navios Holdings common stockholders	226,503	154,172	191,214
Other comprehensive (loss)/income [Abstract]
Total comprehensive income	226,503	154,172	191,214
Total other comprehensive income attributable to Navios Holdings common stockholders	226,503	154,172	191,214
Non Guarantor Subsidiaries
Line Items
Revenue	252,130	280,599	249,204
Time charter, voyage and logistics business expenses	(107,006)	(109,503)	(83,216)
Direct vessel expenses	(72,306)	(76,450)	(67,860)
General and administrative expenses	(14,937)	(15,059)	(22,142)
Depreciation and amortization	(28,107)	(34,364)	(37,219)
Interest income, expense and finance cost, net	(20,365)	(25,854)	(22,862)
Gain on sale of assets		35	53
Other (expense)/income, net	(7,752)	(9,547)	(8,153)
(Loss)/income before equity in net earnings of affiliated companies	1,657	9,857	7,805
Equity in net earnings of affiliated companies	2,332	1,307	1,224
Income before taxes	3,989	11,164	9,029
Income tax (expense)/benefit	(35)	348	(64)
Net Income	3,954	11,512	8,965
Less: Net (income)/loss attributable to the noncontrolling interest	(77)	(506)	488
Preferred stock dividends of subsidiary		27
Preferred stock dividends attributable to the noncontrolling interest		(12)
Net income attributable to Navios Holdings common stockholders	3,877	10,991	9,453
Other comprehensive (loss)/income [Abstract]
Total comprehensive income	3,954	11,497	8,965
Comprehensive (income)/loss attributable to noncontrolling interest	(77)	(506)	488
Total other comprehensive income attributable to Navios Holdings common stockholders	3,877	10,991	9,453
Eliminations
Line Items
Income/(loss) from subsidiaries	(230,380)	(165,163)	(200,667)
Income before taxes	(230,380)	(165,163)	(200,667)
Net Income	(230,380)	(165,163)	(200,667)
Net income attributable to Navios Holdings common stockholders	(230,380)	(165,163)	(200,667)
Other comprehensive (loss)/income [Abstract]
Total comprehensive income	(230,380)	(165,163)	(200,667)
Total other comprehensive income attributable to Navios Holdings common stockholders	$ (230,380)	$ (165,163)	$ (200,667)